Shareholder Fees {- Fidelity Tactical Bond ETF}	Jan. 13, 2023 USD ($)
NF_08.31 Fidelity Tactical Bond ETF_Pro-01 | Fidelity Tactical Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none